8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Liability - Amount during period		$ 282,435	$ 439,476	$ 745,883
Related Party Liability			568,597
Pacific Opportunity Capital Ltd
Related Party Liability - Description of Services	[1]	Rent, management, accounting, marketing and financing services
Related Party Liability - Amount during period	[1]	$ 132,435	198,158	228,455
Related Party Liability	[1]		319,029
Paul W. Kuhn
Related Party Liability - Description of Services	[2]	Consulting, salaries, housing allowance and share-based payment
Related Party Liability - Amount during period	[2]	$ 150,000	217,248	326,903
Related Party Liability	[2]		203,519
Mark T. Brown (f)
Related Party Liability - Description of Services	[3]	Short-term loan and expense reimbursement
Related Party Liability - Amount during period	[3]	$ 0	16,000	0
Related Party Liability	[3]		16,518
Paul L. Nelles
Related Party Liability - Description of Services	[4]	Salaries and share-based payment
Related Party Liability - Amount during period	[4]	$ 0	8,070	27,620
Related Party Liability	[4]		14,583
Mineralia
Related Party Liability - Description of Services	[5]	Consulting
Related Party Liability - Amount during period	[5]	$ 0	0	157,536
Related Party Liability	[5]		14,948
Adriano Barros
Related Party Liability - Description of Services	[5]	Share-based payment
Related Party Liability - Amount during period	[5]	$ 0	0	$ 5,369
Related Party Liability	[5]		$ 0

[1]	Pacific Opportunity Capital Ltd., a company controlled by a director of the Company
[2]	On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies
[3]	Mark T. Brown is a director of the Company. The amount included a $16,000 advance (paid), a non-interest bearing loan without specific terms of repayment.
[4]	Paul L. Nelles is a director of Innomatik
[5]	Mineralia, a private company partially owned by Adriano Barros, the general manager of MAEPA.